Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Issued Capital
b) Issued

Shareholders’ capital	Common Shares	Amount
Balance, December 31, 2018	72,473,719	$2,184.9
Issued on exercise of equity compensation plans (1)	537,769	1.8

Balance, December 31, 2019	73,011,488	$2,186.7
Issued on exercise of equity compensation plans (1)	504,737	0.3

Balance, December 31, 2020	73,516,225	$2,187.0

(1)	Upon vesting or exercise of equity awards, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.

Summary of Other Reserves

	Year ended December 31
Other Reserves	2020	2019
Balance, beginning of year	$101.8	$99.1
Share-based compensation expense	2.1	4.5
Net benefit on options exercised (1)	(0.3)	(1.8)

Balance, end of year	$103.6	$101.8

(1)	Upon exercise of awards, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.